Acquisitions - Schedule of Pro Forma Results (Details) - Puget Sound Refinery - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Sales and other revenues	$ 21,476,142	$ 13,183,620
Net income (loss) attributable to HollyFrontier stockholders	601,210	(802,234)
Refining
Business Acquisition [Line Items]
Sales and other revenues	19,445,558	11,539,166
Income (loss) from operations	$ 509,450	$ (934,061)